AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

February 28, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.2%
Long-Term Municipal Bonds – 91.6%
Virginia – 65.5%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$640	$609,629
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2045	4,000	3,722,917
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	574,659
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,032,195
City of Richmond VA Public Utility Revenue Series 2016 5.00%, 01/15/2030	4,000	4,212,958
5.00%, 01/15/2034	5,000	5,239,525
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	2,989,288
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	1,000	965,353
Fairfax County Economic Development Authority Series 2016 4.00%, 04/01/2035 (Pre-refunded/ETM)	415	427,120
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014-A 5.00%, 05/15/2044	2,000	2,014,696
Series 2018-A 4.00%, 05/15/2048	1,500	1,403,189
Fairfax County Water Authority Series 2021 4.00%, 04/01/2040	2,570	2,577,803
4.00%, 04/01/2043	1,875	1,853,587
Greater Richmond Convention Center Authority Series 2015 5.00%, 06/15/2030 (Pre-refunded/ETM)	3,000	3,123,190
5.00%, 06/15/2031 (Pre-refunded/ETM)	2,000	2,082,127
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	3,000	2,899,227
Hampton Roads Sanitation District Series 2017-A 5.00%, 10/01/2033	3,550	3,898,223
Hampton Roads Transportation Accountability Commission Series 2018-A 5.00%, 07/01/2035 (Pre-refunded/ETM)	4,000	4,407,710

	Principal Amount (000)	U.S. $ Value
Series 2021-A 5.00%, 07/01/2026	$5,000	$5,312,065
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017-C 5.00%, 12/01/2037	765	751,634
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,037,945
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2021-A 4.00%, 12/01/2050	1,575	1,131,725
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,418,604
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047	1,750	1,776,833
Norfolk Airport Authority/VA Series 2019 5.00%, 07/01/2043	2,870	2,998,956
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	970	867,911
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035	1,750	1,817,523
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036	1,000	1,014,423
4.00%, 07/01/2038	1,550	1,553,786
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033	1,125	1,174,780
5.00%, 09/01/2038	1,535	1,565,974
5.00%, 09/01/2043	1,000	1,007,464
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046	1,265	952,184
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 5.00%, 12/01/2039	1,000	1,000,490
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	948,849

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	$2,400	$2,237,118
Virginia College Building Authority Series 2021 4.00%, 06/01/2036	3,125	2,840,599
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	1,000	949,633
Series 2015-A 5.00%, 07/01/2030(a)	1,615	1,630,442
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-B 3.00%, 02/01/2037	9,140	8,049,619
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046	2,000	2,036,166
Virginia Port Authority Series 2016-B 5.00%, 07/01/2035	2,000	2,090,924
5.00%, 07/01/2036	4,160	4,331,462
Virginia Resources Authority Series 2011-B 5.00%, 11/01/2026	20	20,032
Series 2016-C 4.00%, 11/01/2034	2,000	2,051,295
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/2025	4,000	4,045,042
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2035	4,580	4,810,012
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2049	3,500	3,182,749
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	928,998
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2039	5,000	4,620,561
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	4,125	4,222,582

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2049	$430	$427,455
5.00%, 12/31/2052	3,350	3,324,090
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	1,500	1,253,929
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) Series 2022 3.50%, 11/01/2052	2,000	1,990,386
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034	2,000	2,080,456
5.00%, 01/01/2035	1,500	1,553,914

		132,042,006

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	420	459,684

Arizona – 0.5%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	200	204,826
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	719,306

		924,132

District of Columbia – 14.6%
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 4.00%, 10/01/2035	2,000	1,988,215
Series 2021-A 4.00%, 10/01/2037	2,220	2,165,892
5.00%, 10/01/2036	2,250	2,412,403
5.00%, 10/01/2046	5,000	5,181,983
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series 2010-B 6.50%, 10/01/2044	4,300	4,832,589
Series 2019 5.00%, 10/01/2034	1,500	1,613,730
AGM Series 2022 4.00%, 10/01/2052	3,000	2,727,557

	Principal Amount (000)	U.S. $ Value

Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2031	$1,145	$1,239,055
5.00%, 07/01/2032	3,950	4,271,515
Washington Metropolitan Area Transit Authority Dedicated Revenue Series 2021-A 4.00%, 07/15/2039	3,000	3,015,215

		29,448,154

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2039	100	103,472
5.00%, 01/01/2048	100	97,532
5.00%, 01/01/2056	155	156,732

		357,736

Guam – 3.1%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	565	442,168
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	1,095	1,081,988
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,630	1,679,826
Territory of Guam Series 2019 5.00%, 11/15/2031	210	218,371
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,370	1,218,041
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035	1,500	1,586,465

		6,226,859

Illinois – 1.1%
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	2,200	2,171,241

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	85	85,690

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	61,675

	Principal Amount (000)	U.S. $ Value

New York – 0.9%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	$ 1,750	$1,840,638

North Carolina – 0.3%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	560	498,052

Puerto Rico – 3.0%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	89	83,240
Zero Coupon, 07/01/2033	369	209,461
4.00%, 07/01/2033	103	91,979
4.00%, 07/01/2035	3	2,277
4.00%, 07/01/2037	2	1,908
4.00%, 07/01/2041	3	2,504
4.00%, 07/01/2046	103	81,808
5.25%, 07/01/2023	67	66,805
5.375%, 07/01/2025	203	206,211
5.625%, 07/01/2027	303	312,855
5.625%, 07/01/2029	3	3,280
5.75%, 07/01/2031	103	108,265
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043	19	8,219
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	190	188,864
5.25%, 07/01/2036	225	226,356
5.25%, 07/01/2041	210	211,563
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	855	866,461
5.00%, 07/01/2035(a)	250	248,846
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	235	236,242
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	360	333,000
Series 2022-B Zero Coupon, 07/01/2032	100	62,375
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	555	563,657
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038	275	244,231

	Principal Amount (000)	U.S. $ Value

4.00%, 07/01/2040	$ 295	$257,139
5.00%, 07/01/2034	110	119,736
5.00%, 07/01/2035	115	123,669
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	223	165,114
Series 2019-A 4.329%, 07/01/2040	180	163,116
5.00%, 07/01/2058	955	883,661

		6,072,842

South Carolina – 0.1%
South Carolina Public Service Authority Series 2022 4.00%, 12/01/2049	205	180,184

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	295	276,565

Texas – 1.0%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	520	507,217
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-B 5.00%, 11/15/2036(b) (c)	1,150	460,000
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	1,000	1,011,578

		1,978,795

Washington – 0.5%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	650	659,401
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	180	166,297

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	$100	$73,524

		899,222

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,000	1,004,213

Total Long-Term Municipal Bonds (cost $195,568,915)		184,527,688

Short-Term Municipal Notes – 3.6%
Virginia – 3.6%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2004 3.53%, 06/01/2034(d)	1,250	1,250,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 3.40%, 07/01/2052(d)	4,650	4,650,000
Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) Series 2019 3.40%, 07/01/2042(d)	1,310	1,310,000

Total Short-Term Municipal Notes (cost $7,210,000)		7,210,000

Total Municipal Obligations (cost $202,778,915)		191,737,688

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Banking – 0.1%
UMB Financial Corp. 10.00%, 01/01/2049(e) (f) (cost $259,214)	259	256,979

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.9%
Investment Companies – 3.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(g) (h) (i) (cost $7,976,372)	7,976,372	$7,976,372

Total Investments – 99.2% (cost $211,014,501)(j)		199,971,039
Other assets less liabilities – 0.8%		1,534,395

Net Assets – 100.0%		$201,505,434

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,450	01/15/2025	2.565%	CPI#	Maturity	$134,637	$—	$134,637
USD	725	01/15/2025	2.585%	CPI#	Maturity	66,747	—	66,747
USD	725	01/15/2025	2.613%	CPI#	Maturity	65,962	—	65,962
USD	470	01/15/2025	4.028%	CPI#	Maturity	16,002	—	16,002
USD	1,700	01/15/2026	CPI#	3.720%	Maturity	(57,530)	—	(57,530)
USD	2,260	01/15/2027	CPI#	3.466%	Maturity	(83,755)	(2,387)	(81,368)
USD	2,250	01/15/2027	CPI#	3.320%	Maturity	(103,221)	—	(103,221)
USD	1,770	01/15/2027	CPI#	3.323%	Maturity	(80,881)	—	(80,881)
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	893,500	—	893,500
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	796,516	—	796,516
USD	4,250	01/15/2029	CPI#	3.390%	Maturity	(107,746)	—	(107,746)
USD	2,650	01/15/2029	CPI#	3.735%	Maturity	7,493	—	7,493
USD	1,550	01/15/2029	CPI#	3.290%	Maturity	(51,767)	—	(51,767)
USD	1,375	01/15/2030	1.572%	CPI#	Maturity	233,694	—	233,694
USD	1,375	01/15/2030	1.587%	CPI#	Maturity	231,856	—	231,856
USD	1,350	01/15/2031	2.782%	CPI#	Maturity	92,954	—	92,954
USD	1,230	01/15/2031	2.680%	CPI#	Maturity	96,670	—	96,670
USD	1,080	01/15/2031	2.989%	CPI#	Maturity	52,781	—	52,781
USD	1,050	01/15/2032	CPI#	3.064%	Maturity	(38,054)	—	(38,054)
USD	1,060	04/15/2032	CPI#	2.909%	Maturity	(51,997)	—	(51,997)

						$2,113,861	$(2,387)	$2,116,248

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,100	01/15/2027	1 Day SOFR	3.776%	Annual	$(93,085)	$—	$(93,085)
USD	2,700	04/15/2032	2.308%	1 Day SOFR	Annual	289,496	—	289,496
USD	1,200	04/15/2032	3.506%	1 Day SOFR	Annual	17,472	—	17,472

						$213,883	$—	$213,883

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA*	Quarterly	$366,344	$—	$366,344

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $7,650,441 or 3.8% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,772,303 and gross unrealized depreciation of investments was $(13,119,290), resulting in net unrealized depreciation of $(8,346,987).

As of February 28, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.6% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

AB Municipal Income Fund II

AB Virginia Portfolio

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$184,527,688	$—	$184,527,688
Short-Term Municipal Notes	—	7,210,000	—	7,210,000
Corporates – Non-Investment Grade	—	—	256,979	256,979
Short-Term Investments	7,976,372	—	—	7,976,372
Total Investments in Securities	7,976,372	191,737,688	256,979	199,971,039
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,688,812	—	2,688,812
Centrally Cleared Interest Rate Swaps	—	306,968	—	306,968
Interest Rate Swaps	—	366,344	—	366,344
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(574,951)	—	(574,951)
Centrally Cleared Interest Rate Swaps	—	(93,085)	—	(93,085)

Total	$7,976,372	$194,431,776	$256,979	$202,665,127

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2023 is as follows:

Fund	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,016	$43,096	$39,136	$7,976	$78